Other income (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other income		£ 21,272	£ 397,642
Research And Development Cost [Member]
IfrsStatementLineItems [Line Items]
Other income		£ 6,772	£ 394,642